Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance	$ 31,184	$ 28,223
Goodwill acquired during year	12	2,697
Reclassifications from (to) utility plant acquisition adjustment, net	2,682	(302)
Other	(12)	566
Balance	33,866	31,184
Regulated Segment [Member]
Goodwill [Line Items]
Balance	24,564	24,102
Goodwill acquired during year		182
Reclassifications from (to) utility plant acquisition adjustment, net	2,682	(302)
Other		582
Balance	27,246	24,564
Other [Member]
Goodwill [Line Items]
Balance	6,620	4,121
Goodwill acquired during year	12	2,515
Other	(12)	(16)
Balance	$ 6,620	$ 6,620